Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Cybersecurity Select Equity ETF (PSWD)

Xtrackers Semiconductor Select Equity ETF (CHPS)

Xtrackers US Green Infrastructure Select Equity ETF (UPGR)

Xtrackers US National Critical Technologies ETF (CRTC)

The following information replaces the existing tables for Xtrackers Cybersecurity Select Equity ETF, Xtrackers Semiconductor Select Equity ETF, Xtrackers US Green Infrastructure Select Equity ETF, and Xtrackers US National Critical Technologies ETF in “Part I: Appendix I-D – Portfolio Management” of the funds’ Statement of Additional Information. The information for Patrick Dwyer, Shlomo Bassous and Ashif Shaikh is provided as of the funds’ most recent fiscal year end, and the information for Daniel Park is provided as of October 31, 2024.

Fund Ownership of Portfolio Managers

Xtrackers Cybersecurity Select Equity ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Patrick Dwyer	$0
Shlomo Bassous	$0
Ashif Shaikh	$0
Daniel Park	$0

Xtrackers Semiconductor Select Equity ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Patrick Dwyer	$0
Shlomo Bassous	$0
Ashif Shaikh	$0
Daniel Park	$0

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Xtrackers US Green Infrastructure Select Equity ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Patrick Dwyer	$0
Shlomo Bassous	$0
Ashif Shaikh	$0
Daniel Park	$0

Xtrackers US National Critical Technologies ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Patrick Dwyer	$0
Shlomo Bassous	$0
Ashif Shaikh	$0
Daniel Park	$0

Conflicts of Interest

Xtrackers Cybersecurity Select Equity ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	29	$15,046,425,571	0	$0
Shlomo Bassous	29	$15,046,425,571	0	$0
Ashif Shaikh	29	$15,046,425,571	0	$0
Daniel Park	28	$16,375,248,791	0	$0

Xtrackers Cybersecurity Select Equity ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Patrick Dwyer	0	$0	0	$0
Shlomo Bassous	0	$0	0	$0
Ashif Shaikh	0	$0	0	$0
Daniel Park	0	$0	0	$0

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Xtrackers Cybersecurity Select Equity ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	24	$2,214,210,084	0	$0
Shlomo Bassous	24	$2,214,210,084	0	$0
Ashif Shaikh	24	$2,214,210,084	0	$0
Daniel Park	23	$2,356,426,110	0	$0

Xtrackers Semiconductor Select Equity ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	29	$15,044,417,845	0	$0
Shlomo Bassous	29	$15,044,417,845	0	$0
Ashif Shaikh	29	$15,044,417,845	0	$0
Daniel Park	28	$16,374,580,243	0	$0

Xtrackers Semiconductor Select Equity ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Patrick Dwyer	0	$0	0	$0
Shlomo Bassous	0	$0	0	$0
Ashif Shaikh	0	$0	0	$0
Daniel Park	0	$0	0	$0

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Xtrackers Semiconductor Select Equity ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	24	$2,214,210,084	0	$0
Shlomo Bassous	24	$2,214,210,084	0	$0
Ashif Shaikh	24	$2,214,210,084	0	$0
Daniel Park	23	$2,356,426,110	0	$0

Xtrackers US Green Infrastructure Select Equity ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	29	$15,047,557,305	0	$0
Shlomo Bassous	29	$15,047,557,305	0	$0
Ashif Shaikh	29	$15,047,557,305	0	$0
Daniel Park	28	$16,377,422,681	0	$0

Xtrackers US Green Infrastructure Select Equity ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Patrick Dwyer	0	$0	0	$0
Shlomo Bassous	0	$0	0	$0
Ashif Shaikh	0	$0	0	$0
Daniel Park	0	$0	0	$0

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Xtrackers US Green Infrastructure Select Equity ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	24	$2,214,210,084	0	$0
Shlomo Bassous	24	$2,214,210,084	0	$0
Ashif Shaikh	24	$2,214,210,084	0	$0
Daniel Park	23	$2,356,426,110	0	$0

Xtrackers US National Critical Technologies ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	29	$15,008,105,008	0	$0
Shlomo Bassous	29	$15,008,105,008	0	$0
Ashif Shaikh	29	$15,008,105,008	0	$0
Daniel Park	28	$16,327,416,671	0	$0

Xtrackers US National Critical Technologies ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Patrick Dwyer	0	$0	0	$0
Shlomo Bassous	0	$0	0	$0
Ashif Shaikh	0	$0	0	$0
Daniel Park	0	$0	0	$0

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Xtrackers US National Critical Technologies ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Patrick Dwyer	24	$2,214,210,084	0	$0
Shlomo Bassous	24	$2,214,210,084	0	$0
Ashif Shaikh	24	$2,214,210,084	0	$0
Daniel Park	23	$2,356,426,110	0	$0

Please Retain This Supplement for Future Reference

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